Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities [abstract]
Other Liabilities

20. Other Liabilities

	December 31,	December 31,
	2017	2016
Restricted share units (note 22)	$1,256	$1,619
Performance share units (note 22)	-	1,866
Other non-current liabilities	100	59
	$1,356	$3,544